Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Upon the merger of trivago GmbH with and into trivago N.V., the merger date, no further noncontrolling interest exists between trivago GmbH and trivago N.V. Unless otherwise specified, “the Company” refers to trivago N.V., and trivago GmbH and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia Group’s basis of accounting due to the change in control in 2013 when Expedia Group acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.
The Expedia Group incurred certain costs on behalf of trivago. The consolidated financial statements included certain corporate expenses that were allocated to trivago by the Expedia Group (see Note 15: Related party transactions for further information) until December 31, 2017. We recorded corporate allocation charges from the Expedia Group within our consolidated statement of operations and as a contribution from Parent within the consolidated statement of changes in equity. Our management believes that the assumptions underlying the consolidated financial statements are reasonable.
Consolidation
Consolidation
Our consolidated financial statements include the accounts of trivago and entities we control. Intercompany balances and transactions have been eliminated in consolidation. We deconsolidate entities from our results of operations on the day when we lose control. Further, the equity method of accounting is used for investments in associated companies in which we have a financial interest but over which do not have control.
We record noncontrolling interest in our consolidated financial statements to recognize the minority ownership interest in our consolidated subsidiaries. Noncontrolling interest in the earnings and losses of consolidated subsidiaries represent the share of net income or loss allocated to members or partners in our consolidated entities. It included the noncontrolling interest share of net income or loss from our redeemable noncontrolling interest entity myhotelshop until its deconsolidation in December 2017 and our noncontrolling interest in trivago GmbH; up and until the merger of trivago GmbH with and into trivago N.V. on September 7, 2017.
As a result of the merger of trivago GmbH with and into trivago N.V. during 2017, as of December 31, 2017 there no longer remains a minority interest related to trivago GmbH classified as noncontrolling interest as a component of stockholders’ equity in our consolidated financial statements.
As of December 31, 2018 and December 31, 2019 all subsidiaries of the Company are wholly-owned.
Accounting estimates
Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”). Preparation of the consolidated financial statements and accompanying notes requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as revenue and expenses during the periods reported. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include: recoverability of goodwill and indefinite-lived intangible assets, recoverability of intangible assets with definite lives and other long-lived assets, income taxes, legal and tax contingencies, business combinations and share-based compensation.

Revenue recognition
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, searches and consequently our revenue are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher return on advertising spend in the first and fourth quarter of the year as we typically expect to advertise less in the periods outside of high travel seasons. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future.
Revenue recognition
Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. We derive our revenues from the following streams:
Referral Revenue
Revenue relates to fees earned on the display of a customer‘s (advertiser‘s) link on the trivago website on a cost-per-click (CPC) basis. Revenue from click-through fees is recorded after the traveler makes the click-through to the related advertiser’s website. Control is deemed to have transferred at a point in time, being when the link or advertisement has been displayed and the click-through to the customer's website has occurred. The prices per click for an advertising campaign, which generally have a duration of one month or less, are negotiated in advance, thus, the amount to be recognized as revenue for the respective click is fixed and determinable when the performance obligation has been satisfied.
Most of our revenue is invoiced on a monthly basis after the performance obligation has been satisfied with payment terms between 10 to 90 days. For some advertisers we require prepayments.
Subscription Revenue
Revenue from subscription services is recognized ratably over the contract term, which is generally 12 months or less from the subscription commencement date. Customers may choose to be billed annually or monthly via SEPA or credit card. The price per subscription is fixed and determinable when the contract commences.
We consider ourselves principal in all our revenue transactions.
We do not have any unsatisfied performance obligations for contracts with an original expected length of one year or less and contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Cost of revenue	Cost of revenueCost of revenue consists of expenses that are directly or closely correlated to revenue generation, including data center costs, third-party cloud-related service providers, salaries and share-based compensation for our data center operations staff and our customer service team who are directly involved in revenue generation.
Cash, cash equivalents and restricted cash
Cash and Cash Equivalents
Our cash and cash equivalents include cash and liquid financial instruments, primarily time deposit investments, with maturities of three months or less when purchased.
Restricted cash
Restricted cash primarily consists of funds held as guarantees in connection with corporate leases and funds held in escrow accounts in the event of default on corporate credit card statements. The carrying value of restricted cash approximates its fair value. As of December 31, 2018 and December 31, 2019, restricted cash was €2.4 million and €2.4 million, respectively. From the total balance as of December 31, 2018, €2.3 million is classified as other long-term assets based on the expected dates the restricted cash will be refunded or made available to the Company.
Accounts receivable
Accounts receivable
Accounts receivable are generally due within 10 to 90 days and are recorded net of an allowance for doubtful accounts. We determine our allowance by considering a number of factors, including the length of time trade accounts receivable are past due, previous loss history, a specific customer’s ability to pay its obligations to us, and the condition of the general economy and industry as a whole.
Short-term investments
Our short-term investments consist of call deposit accounts with notice periods of more than three but fewer than 12 months.

Property and equipment, net including software and website capitalization
Property and equipment, net including software and website capitalization
We record property and equipment at cost, net of accumulated depreciation and amortization. We compute depreciation using the straight-line method over the estimated useful lives of the assets, which is generally three to five years for computer equipment, capitalized software and software development cost and furniture and other equipment. We amortize leasehold improvements using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease.
Certain direct development costs associated with website and internal-use software are capitalized during the application development stage. Capitalized costs include external direct costs of services and payroll costs (including share-based compensation). The payroll costs are for employees devoting time to the software development projects principally related to website and mobile app development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as property and equipment and are generally amortized over a period of three years beginning when the asset is ready for use. Costs incurred that are expected to result in additional features or functionality are capitalized and amortized over the estimated useful life of the enhancements, which is generally a period of three years. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
Certain acquired software licenses and implementation costs are capitalized during the implementation stage. Capitalized costs include the license fee, external direct costs of services provided in regards to the implementation and customization of the software, and internal payroll costs for employees involved with the implementation process. These costs are recorded as property and equipment and are amortized over the license term when the asset is ready for use. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Leases
Leases - subsequent to adoption of new accounting guidance
We determine if an arrangement is a lease at inception. Operating leases are primarily for office space and, as of January 1, 2019 with the adoption of the new guidance for leasing arrangements, are included in operating lease right-of-use ("ROU") assets and operating lease liability on our consolidated balance sheets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company uses its estimated incremental borrowing rate as the discount rate in measuring the present value of lease payments given the rate implicit in our leases is not typically readily determinable. Estimating the incremental borrowing rate requires assessing a number of inputs including an estimated synthetic credit rating, collateral adjustments and interest rates. The operating lease ROU asset is comprised of the initial operating lease liability, adjusted for any prepaid or deferred rent payments, unamortized initial direct costs, and lease incentives received. Our lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Payments under our operating leases are primarily fixed, however, certain of our operating lease agreements include rental payments which are adjusted periodically for inflation. We recognize these costs as variable lease costs on our consolidated statement of operations, which were not material during the year ended December 31, 2019.
For operating leases with a term of one year or less, we have elected to not recognize a lease liability or ROU asset on our consolidated balance sheet. Instead, we recognize the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to our consolidated statements of operations and cash flows.
We have lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.
Additionally we have entered into subleases for unoccupied leased office space. We recognize sublease payments on a straight-line basis over the term of the sublease.
Upon adoption of the new accounting guidance for leasing arrangements at January 1, 2019, our campus building lease is classified as an operating lease and treated the same as all other such leases. The asset and liability previously recorded for the second building were derecognized upon adoption as it did not meet the criteria for recognition under the new guidance.
Business combinations
Business combinations
We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Recoverability of goodwill and indefinite-lived intangible assets
Recoverability of goodwill and indefinite-lived intangible assets
Goodwill is assigned to our three reporting units, which correspond to our three operating segments, on the basis of their relative fair values as of the date of change in reporting units. We assess goodwill and indefinite-lived assets, neither of which are amortized, for impairment annually in the fourth quarter of the year, or more frequently, if events and circumstances indicate that an impairment may have occurred. In the evaluation of goodwill for impairment, we typically first perform a qualitative assessment to determine whether it is more likely than not that the fair value of each reporting unit is less than its carrying amount, followed by performing a quantitative assessment by comparing the fair value of the reporting unit to the carrying value, if necessary. Effective October 1, 2017, we prospectively adopted accounting guidance that simplified our goodwill impairment testing by eliminating the requirement to calculate the implied fair value of goodwill (formerly "Step 2") in the event an impairment is identified. Instead, an impairment charge is recorded based on the excess of the reporting unit's carrying amount over its fair value.
We generally base the measurement of fair value of our three reporting units on a blended analysis of the present value of future discounted cash flows and market valuation approach. The discounted cash flows model indicates the fair value of the reporting unit based on the present value of the cash flows that we expect the reporting unit to generate in the future. Our significant estimates in the discounted cash flows model include our weighted average cost of capital, long-term rate of growth and profitability of our business. The market valuation approach indicates the fair value of the business based on a comparison of the reporting unit to comparable publicly traded firms in similar lines of business. Our significant estimates in the market approach model include identifying similar companies with comparable business factors, such as size, growth, profitability, risk and return on investment and assessing comparable revenue and operating income multiples in estimating the fair value of the reporting unit.
We believe the weighted use of discounted cash flows and market approach is the best method for determining the fair value of our reporting units because these are the most common valuation methodologies used within the travel and Internet industries; and the blended use of both models compensates for the inherent risks associated with either model if used on a stand-alone basis.
In addition to measuring the fair value of our reporting units as described above, we consider the combined fair values of our reporting units in relation to the company’s total fair value.
In our evaluation of our indefinite-lived intangible assets, we typically first perform a qualitative assessment to determine whether the fair value of the indefinite-lived intangible assets is more likely than not impaired. If so, we perform a quantitative assessment and an impairment charge is recorded for the excess of the carrying value of the indefinite-lived intangible assets over the fair value. We base our measurement of the fair value of our indefinite-lived intangible assets, which consist of trade name, trademarks, and domain names using the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. As with goodwill, periodically, we may choose to forgo the initial qualitative assessment and perform a quantitative analysis in our annual evaluation of indefinite-lived intangible assets.
Recoverability of intangible assets with definite lives and other long-lived assets
Recoverability of intangible assets with definite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of generally less than seven years. We review the carrying value of long-lived assets or asset groups, including property and equipment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we would assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we will estimate the fair value of the asset group using appropriate valuation methodologies, which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset group’s carrying amount and its estimated fair value.
Income taxes
Income taxes
We record income taxes under the liability method. Deferred tax assets and liabilities reflect our estimation of the future tax consequences of temporary differences between the carrying amounts of assets and liabilities for book and tax purposes. We determine deferred income taxes based on the differences in accounting methods and timing between financial statement and income tax reporting. Accordingly, we determine the deferred tax asset or liability for each temporary difference based on the enacted tax rates expected to be in effect when we realize the underlying items of income and expense. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including our recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to us for tax reporting purposes, as well as other relevant factors. We may establish a valuation allowance to reduce deferred tax assets to the amount we believe is more likely than not to be realized. Due to inherent complexities arising from the nature of our businesses, future changes in income tax law, tax sharing agreements or variances between our actual and anticipated results of operations, we make certain judgments and estimates. Therefore, actual income taxes could materially vary from these estimates.
We account for uncertain tax positions based on a two-step process of evaluating recognition and measurement criteria. The first step assesses whether the tax position is more likely than not to be sustained upon examination by the tax authority, including resolution of any appeals or litigation, based on the technical merits of the position. If the tax position meets the more likely than not criteria, the portion of the tax benefit greater than 50% likely to be realized upon settlement with the tax authority is recognized in the financial statements. Interest and penalties related to uncertain tax positions are classified in the financial statements as a component of income tax expense.
Presentation of taxes in the statements of operations
We present taxes that we collect from advertisers and remit to government authorities on a net basis in our consolidated statements of operations.

Foreign currency translation and transaction gains and losses
Foreign currency translation and transaction gains and losses
The consolidated Financial Statements have been prepared in euros, the reporting currency. Certain of our operations outside of the Eurozone use the local currency as their functional currency. We translate revenue and expense at average exchange rates during the period and assets and liabilities at the exchange rates as of the consolidated balance sheet dates and include such foreign currency translation gains and losses as a component of other comprehensive income. Due to the nature of our operations and our corporate structure, we also have subsidiaries that have significant transactions in foreign currencies other than their functional currency. We record transaction gains and losses in our consolidated statements of operations related to the recurring remeasurement and settlement of such transactions.

Advertising expense
Advertising expense
We incur advertising expense consisting of offline costs, including television and radio advertising, as well as online advertising expense to promote our brands. A significant portion of traffic from users is directed to our websites through our participation in display advertising campaigns on search engines, advertising networks, affiliate websites and social networking sites. We consider traffic acquisition costs to be indirect advertising fees. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. These costs are included in selling and marketing expense in our consolidated statements of operations.

Share-based compensation
Share-based compensation
Share-based compensation included in our consolidated financial statements relates to certain outstanding trivago employee options replaced with new trivago employee option awards exercisable into trivago Class A shares, in connection with the controlling-interest acquisition of trivago by the Expedia Group (formerly Expedia, Inc.) in 2013. During 2017, 2018 and 2019, there were additional awards granted in connection with the Omnibus Incentive Plan to employees of trivago.
The fair value of share options accounted for as equity settled transactions is measured at the grant date using the Black-Scholes option pricing model. The valuation model incorporates various assumptions including expected volatility of equity, expected term and risk-free interest rates. The expected volatility is based on historical volatility of our common stock and other relevant factors. We use the simplified method in determining the term by using the midpoint between the vesting date and the end of the contractual term to estimate the term for all option grants subsequent of the IPO. The simplified method was used as we do not have sufficient relatable historical term data available. The share price assumption used in the model is based on our publicly traded share price on the date of grant. We amortize the fair value to the extent the awards qualify for equity treatment, over the vesting term on a straight-line basis. The majority of our share options are service-based awards which vest between one and three years and have contractual terms that align with prescribed liquidation windows.
We have performance-based share options which vest upon achievement of certain company-based performance conditions and service conditions. On the date of grant, we determine the fair value of the performance-based award using the Black-Scholes option pricing model. The awards are then assessed to determine the probability of the award vesting. If assessed as probable, we record compensation expense for these awards over the total performance and service period using the accelerated method. At each reporting period, we reassess the probability of achieving the performance targets, which requires judgment, and to the extent actual results or updated estimates differ from our current estimates, the cumulative effect on current and prior periods of those changes will be recorded in the period estimates are revised, or the change in estimate will be applied prospectively depending on whether the change affects the estimate of total compensation cost to be recognized. The ultimate number of shares issued and the related compensation expense recognized will be based on a comparison of the final performance metrics to the specified targets. As at December 31, 2019, there were no awards remaining subject to a performance target condition to be determined in a future period.
We have Restricted Stock Units (RSUs), which are stock awards entitling the holder to shares of common stock as the award vests, were granted. The RSUs are service-based awards which vest between one and three years. We measure the value of RSUs at fair value based on the number of shares granted and the quoted price of our common stock at the date of grant. We amortize the fair value, net of actual forfeitures, as share-based compensation expense over the vesting term on a straight-line basis.
For the years ended December 31, 2018 and 2019, we had no option awards classified as liabilities.
We recognize the effect of forfeitures in the period that the award was forfeited.

Reserves Available For Dividend Distribution
Reserves available for dividend distribution
We do not at present plan to pay cash dividends on our Class A shares. Under Dutch law, we may only pay dividends to the extent that our shareholders’ equity (eigen vermogen) exceeds the sum of the paid-up and called-up share capital plus the reserves required to be maintained under Dutch law or by our articles of association (although we note that, presently, we are not required by our articles of association to maintain reserves in addition to those which we must maintain under Dutch law). Subject only to such restrictions, any future determination to pay dividends will be at the discretion of our management board (in some instances, subject to approval by a Founder). In making a determination to pay dividends, the management board must act in the interests of our company and its business, taking into account relevant interests of our shareholders and other factors that our management board considers relevant, including our results of operations, financial condition, and future prospects.
For the years ended December 31, 2018 and 2019, our reserves restricted for dividend distribution were €193.4 million and €190.7 million, respectively.
Fair value recognition, measurement and disclosure
Fair value recognition, measurement and disclosure
The carrying amounts of cash, restricted cash and short-term investments reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. The accounts receivable are short-term in nature and their carrying value generally approximates fair value.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Certain risks and concentration of credit risk
Certain risks and concentration of credit risk
Our business is subject to certain risks and concentrations including dependence on relationships with advertisers, dependence on third-party technology providers, and exposure to risks associated with online commerce security. Our concentration of credit risk relates to depositors holding the Company's cash and customers with significant accounts receivable balances.
Our customer base includes primarily online travel agencies and hoteliers. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. We generally do not require collateral or other security from our customers.
Contingent liabilities
Contingent liabilities
From time to time, we may be involved in various claims and legal proceedings relating to claims arising out of our operations, as discussed further in Note 14: Commitments and contingencies. Periodically, and at year end, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of operations. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time, which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.

Adoption of new accounting pronouncements and Recent accounting policies not yet adopted
Adoption of new accounting pronouncements
Leases. As of January 1, 2019, we adopted the Accounting Standards Updates (“ASU”) amending the guidance related to accounting and reporting guidelines for leasing arrangements using the optional transition method that allowed for a cumulative-effect adjustment in the period of adoption. Results for reporting periods beginning after January 1, 2019 are presented under the new guidance, while prior period amounts were not adjusted and continue to be reported under the accounting standards in effect for those periods.
The new guidance required entities that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases regardless of whether they are classified as finance or operating leases. In addition, new disclosures are required to meet the objective of enabling users of financial statements to better understand the amount, timing and uncertainty of cash flows arising from leases.
We elected certain of the available practical expedients under the transition guidance, including those that permit us to not reassess 1) whether any expired or existing contracts are or contain leases, 2) the lease classification for any expired or existing leases, and 3) any initial direct costs for any existing leases as of the effective date. We did not elect the hindsight practical expedient, which permits entities to use hindsight in determining the lease term and assessing impairment.
Additionally, we have elected the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and will not restate prior periods. As of January 1, 2019, we recorded on our consolidated balance sheet right-of use assets of approximately €103.5 million (representing right-of use assets of approximately €107.5 million net of approximately €4.0 million of existing lease incentives and deferred rent) as well as operating lease liabilities of approximately €107.5 million with no material impact to our consolidated statements of operations or cash flows. Additionally, we derecognized the assets and liabilities previously recorded pursuant to build-to-suit lease guidance resulting in an increase to retained earnings of approximately €3.8 million.
Recent accounting pronouncements not yet adopted
Measurement of Credit Losses on Financial Instruments. In June 2016, the FASB issued ASU 2016-13, which changes the guidance related to the measurement of credit losses for financial assets measured at amortized cost, including accounts receivable, and available-for-sale debt securities. The new guidance replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. This update is effective for annual periods beginning after December 15, 2019, including interim periods within those annual periods. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements; however, we currently do not expect a material impact.
Cloud Computing Arrangements. In August 2018, the FASB issued ASU 2018-15, which provides additional guidance on the accounting for implementation costs incurred for a cloud computing arrangement that is a service contract. The amendments in the standard align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). Costs for implementation activities in the application development stage are capitalized depending on the nature of the costs, while costs incurred during the preliminary project and post implementation stages are expensed as the activities are performed. The additional guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
Fair Value Measurements. In August 2018, the FASB issued ASU 2018-13, which is applicable to all entities that are required under existing GAAP to make disclosures about recurring or nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements in ASC 820, Fair Value Measurement and is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements, however, we currently do not expect a material impact.
Income Taxes: In December 2019, the FASB issued ASU 2019-12 which eliminates, clarifies, and modifies certain guidance related to the accounting for income taxes. The new standard is effective for fiscal years beginning after December 15, 2020, including interim periods within those annual periods. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements; however, we currently do not expect a material impact.